Other current assets (Details) - AUD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other current assets [Abstract]
Other receivables	$ 2,600	$ 2,363
GST receivables	7,435	4,739
Prepayments	11,080	12,422
Total other current assets	$ 21,115	$ 19,524